INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other receivables (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025
Current
Other receivables	$ 16,602,908	$ 15,861,981
Non-current
Other receivables	23,997,870	23,660,530
Other receivables
Current
Taxes	8,912,531	8,884,305
Prepayments to suppliers	6,025,332	5,834,158
Prepaid expenses and other receivables	259,754	251,590
Miscellaneous	1,126,553	614,883
Other receivables	16,602,908	15,861,981
Non-current
Taxes	430,025	576,538
Reimbursements over exports	1,212,256	1,204,269
Loan receivables	230,000	230,000
Miscellaneous	200	3,883
Other receivables	23,997,870	23,660,530
Other receivables | Other related parties
Current
Other receivables	78,738	77,045
Non-current
Other receivables	3,457,227	2,698,047
Other receivables | Trade debtors - Joint ventures and associates
Current
Other receivables	200,000	200,000
Non-current
Other receivables	$ 18,668,162	$ 18,947,793